Fees Summary	Oct. 02, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,115,000.00
Previously Paid Amount	0.00
Total Fee Amount	170.71
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 170.71
Narrative - Max Aggregate Offering Amount | shares	1,115,000
Final Prospectus	true